Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	$ (98)	$ (56)
Less amount due currently		(608)
Long-term debt, less amounts due currently	9,229	8,017
Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	9,327	8,221
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 9,327	8,681
5.75% Fixed Senior Notes Due September 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 126
Interest percentage	5.75%	5.75%
8.50% Senior Notes, Series C, due December 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 14
Interest percentage	8.50%	8.50%
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400	$ 400
Interest percentage	4.10%	4.10%
7.00% Fixed Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 482	$ 482
Interest percentage	7.00%
2.75% Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	500
Interest percentage	2.75%
2.95% Fixed Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 350	$ 350
Interest percentage	2.95%
0.55% Senior Notes due October 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 450
Interest percentage	0.55%	0.55%
3.86% Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 174	$ 174
Interest percentage	3.86%	3.86%
3.86% Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 38	$ 38
Interest percentage	3.86%	3.86%
3.70% Fixed Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 650	$ 650
Interest percentage	3.70%	3.70%
5.75% Fixed Senior Notes Due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 318	$ 318
Interest percentage	5.75%	5.75%
7.25% Senior Notes, Series B, due December 30, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 36
Interest percentage	7.25%	7.25%
2.75% Senior Notes due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
Interest percentage	2.75%
6.47% Senior Notes, Series A, due September 30, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 83
Interest percentage	6.47%	6.47%
7.00% Fixed Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 494	$ 500
Interest percentage	7.00%	7.00%
7.25% Fixed Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 323	$ 350
Interest percentage	7.25%	7.25%
7.50% Fixed Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 300	$ 300
Interest percentage	7.50%	7.50%
5.25% Fixed Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 475	$ 475
Interest percentage	5.25%	5.25%
4.55% Fixed Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400	$ 400
Interest percentage	4.55%	4.55%
5.30% Fixed Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 348	$ 500
Interest percentage	5.30%	5.30%
3.75% Fixed Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 550	$ 550
Interest percentage	3.75%	3.75%
3.80% Fixed Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 325	$ 325
Interest percentage	3.80%	3.80%
4.10% Fixed Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 450	$ 450
Interest percentage	4.10%	4.10%
3.80% Senior Notes, Due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500	$ 500
Interest percentage	3.80%	3.80%
3.10% Senior Notes, Due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 700	$ 700
Interest percentage	3.10%	3.10%
3.70% Senior Notes Due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 400
Interest percentage	3.70%	3.70%
5.35% Senior Notes due October 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 300
Interest percentage	5.35%	5.35%
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan		$ 460
Term Loan Agreement Maturing June 1, 2021 [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 450